Income Taxes - Summary of Significant Components of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforward	$ 38,529	$ 35,013
Research and development credit carryforward	2,454	735
Stock-based compensation	52	34
Property and equipment	367	706
Intangibles	855	0
Other accruals	1,073	318
Gross deferred tax assets	43,330	36,806
Less: Valuation allowance	(43,330)	(36,806)	$ (28,821)
Net deferred tax assets	0	0
Deferred tax liabilities
Foreign property and equipment and intangibles	(338)	(269)
Gross deferred tax liabilities	(338)	(269)
Net deferred tax liabilities	$ (338)	$ (269)